SCHEDULE OF CHANGES IN ALLOWANCES FOR CREDIT LOSSES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Credit Loss [Abstract]
Allowance for accounts receivable, beginning balance	$ (15,567)	$ (14,979)	$ (14,979)
Current period provision for expected credit losses	(467)	$ (418)	(895)
Foreign currency exchange adjustments	(1,913)		307
Allowance for accounts receivable, ending balance	$ (17,947)		$ (15,567)